Income taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current income tax expense	$ 39,343	$ 51,973	$ 45,536
Adjustments in respect of previous years	780	(840)	0
Deferred tax expense relating to origination and reversal of temporary differences	19,381	6,542	1,598
Adjustments in respect of previous years	(101)	(131)	0
Income tax expense	$ 59,403	$ 57,544	$ 47,134